Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 103	$ 84	$ 50
Charges (credit) to Costs and Expenses	[1]	303	97	34
Charges to other accounts	[1]	(166)	(78)
Deductions	[1]
End of Year	[1]	240	103	84
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		15,901	21,269	22,143
Charges (credit) to Costs and Expenses
Charges to other accounts		2,593
Deductions			(5,368)	(874)
End of Year		$ 18,494	$ 15,901	$ 21,269

[1]	Write-off net of recoveries for the allowance for doubtful accounts.